Employee Benefits (Details) - Schedule of provisions for personnel benefits and payroll $ in Thousands, $ in Millions	Dec. 31, 2020 CLP ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)		Dec. 31, 2018 CLP ($)
Schedule of provisions for personnel benefits and payroll [Abstract]
Short-term personnel benefits	$ 43,941			$ 51,051
Vacation accrual	33,993			27,609		$ 26,855
Employee defined benefit plan	7,581	[1]		7,566	[1]	$ 7,754
Other Benefits	25,728			22,849
Total	$ 111,243		$ 156,262	$ 109,075

[1]	See Note No. 2 (x) (iii).